SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash And Cash Equivalents
Cash at bank and on hand	$ 11,731,325	$ 20,902,282	$ 14,214,160
Total cash and cash equivalents	11,731,325	20,902,282	14,214,160	$ 2,131,741
Loss for the year after income tax	(7,163,123)	(7,077,619)	(6,294,775)
Amortisation and depreciation expenses	343,427	265,748	65,148
Other expenses			2,885
Impairment of receivables	564,161
Share-based payments expense	437,508	714,577	(14,442)
Net (profit) / loss on disposal of plant and equipment			(37,000)
Depreciation of right-of-use of assets	235,241	212,474	200,785
Inventory written-off	30,214	54,523	18,917
Gain on investment previously written off			(43,380)
Finance costs	15,215	16,338	86,503
Interest received	(36,256)	(62,394)	(22,507)
Net foreign exchange (gains) / losses	(244,762)	9,755	(597,441)
Adjust for non-cash items	(5,818,375)	(5,866,598)	(6,635,307)
(Increase) / Decrease in trade and other receivables	(1,889,124)	(284,971)	29,412
Decrease / (Increase) in other operating assets	16,493	(182,602)	115,455
(Increase) / Decrease in inventories	(351,437)	14,463	(59,525)
Decrease / (Increase) in other non-current assets	97,868
Increase / (Decrease) in trade and other payables	2,178,301	(14,991)	891,498
Increase / (Decrease) in provisions	106,818	38,770	(53,631)
Net cash flows from / (used in) operating activities	(5,659,456)	(6,295,928)	(5,712,098)
Total facilities - Credit cards	190,020	190,020	193,605
Facilities used as at reporting date - Credit cards		(9,511)	(5,332)
Facilities unused as at reporting date - Credit cards	$ 190,020	$ 180,509	$ 188,273